Interest Income and Expense (Tables)	9 Months Ended
Jul. 31, 2023
Analysis of income and expense [abstract]
Summary of Interest Income and Expenses by Basis of Accounting Classification
The following tables present interest income and interest expense by basis of accounting measurement.
Interest Income

(millions of Canadian dollars)	For the three months ended		For the nine months ended
	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
Measured at amortized cost 1	$17,866	$9,359	$50,027	$23,106

Measured at FVOCI – Debt instruments 1	877	352	2,393	641

	18,743	9,711	52,420	23,747
Measured or designated at FVTPL	2,113	1,013	5,666	2,430

Measured at FVOCI – Equity instruments	79	58	212	156
Total	$20,935	$10,782	$58,298	$26,333

1	Interest income is calculated using EIRM.
Interest Expense

(millions of Canadian dollars)	For the three months ended		For the nine months ended
	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
Measured at amortized cost 1	$10,916	$3,226	$29,199	$5,462

Measured or designated at FVTPL	2,730	512	6,649	1,148

Total	$13,646	$3,738	$35,848	$6,610

1	Interest expense is calculated using EIRM.